Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures
Fair value measurements
	Level within the Fair Value Hierarchy	December 31, 2014		December 31, 2013
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in thousands)
Cash and cash equivalents	1	$471,901	$471,901	$830,014	$830,014
Short-term investments
U.S. Treasury Notes	1	-	-	50,104	50,104
Long-term debt
Retail	2	1,453,250	1,414,105	1,178,250	1,048,010
Institutional and other	2	537,471	518,322	537,454	512,635